Income taxes - Net income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Domestic	$ 11,695	$ 10,735	$ (1,398)
Foreign	726,588	98,282	4,187
Income/(loss) before income taxes	$ 738,283	$ 109,017	$ 2,789
Effective tax rates	3.00%	11.00%	349.00%